Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Debtors: Other debtors	£ 2,963	£ 3,019
Tax recoverable	613	440
Cash at bank and in hand	6,623	5,581
Liabilities: amounts falling due within one year
Deferred tax liabilities	(4,715)	(5,370)
Accruals and deferred income	(1,233)	(1,150)
Capital and reserves
Shareholders' funds	16,087	14,666
Prudential plc
Fixed assets
Investments in subsidiary undertakings	10,798	10,859
Current assets
Debtors: Amounts owed by subsidiary undertakings	4,732	5,798
Debtors: Other debtors	5	11
Tax recoverable	40	44
Derivative assets	5	4
Pension asset	71	48
Cash at bank and in hand	143	24
Total current assets	4,996	5,929
Liabilities: amounts falling due within one year
Commercial paper	(485)	(1,052)
Other borrowings	(600)
Derivative liabilities	(443)	(447)
Amounts owed to subsidiary undertakings	(715)	(773)
Tax payable	(10)	(10)
Deferred tax liabilities	(12)	(9)
Accruals and deferred income	(79)	(72)
Total current liabilities	(2,344)	(2,363)
Net current assets	2,652	3,566
Total assets less current liabilities	13,450	14,425
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(5,272)	(5,772)
Debenture loans	(549)	(549)
Other borrowings		(599)
Total non-current liabilities	(5,821)	(6,920)
Total net assets	7,629	7,505
Capital and reserves
Share capital	129	129
Share premium	1,948	1,927
Profit and loss account	5,552	5,449
Shareholders' funds	£ 7,629	£ 7,505